Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities [Abstract]
Schedule of other liabilities
	As of December, 31
	2022	2021
Other liabilities consist of the following:
Deferred income tax liabilities	2,221	4,210
Deferred revenue	540,594	—
Retirement benefits (note 15)	188,285	186,311
	731,100	190,521